Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 17,731	$ 6,919
Short-term investment	1,732
Accounts receivable, net	81,110	51,061
Prepayments and other assets, net	2,544	2,499
Total current assets	103,117	60,479
Property and equipment, net	251	331
Intangible assets, net	15,632	14,683
Deferred tax assets	760	533
Unamortized produced content, net	1,300	1,657
Right-of-use assets	1,689	2,027
Prepayments and other assets, net	20,647
Total non-current assets	40,279	19,231
TOTAL ASSETS	143,396	79,710
Current liabilities:
Short-term bank loans	5,160	718
Accounts payable	7,887	4,546
Advances from customers	609	610
Accrued liabilities and other payables	11,291	6,134
Other taxes payable	7,894	1,890
Operating lease liabilities -current	385	313
Due to related parties	730	1,525
Convertible promissory note - related party	1,400
Total current liabilities	35,356	15,736
Long-term bank loan	1,374
Operating lease liabilities - non-current	1,386	1,718
Warrant liability	833
Total non-current liabilities	3,593	1,718
TOTAL LIABILITIES	38,949	17,454
Commitments and contingences
Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of December 31, 2019 and December 31, 2020; 41,204,025 and 57,886,352 shares issued and outstanding as of December 31, 2019 and December 31, 2020, respectively)	6	4
Additional paid-in capital	9,159	13,375
Statutory reserve	648	431
Retained earnings	89,271	49,547
Accumulated other comprehensive loss	4,892	(1,576)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS' EQUITY	103,976	61,781
Non-controlling interest	471	475
TOTAL EQUITY	104,447	62,256
TOTAL LIABILITIES AND EQUITY	$ 143,396	$ 79,710